CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Warrants [Member]	Accumulated other comprehensive income [Member]	Statutory reserves [Member]	Retained earnings [Member]
Balance at Dec. 31, 2012	$ 282,884,068	$ 832	$ 126,786,049	$ 15,566,332	$ 46,618,263	$ 10,572,330	$ 83,340,262
Balance (in shares) at Dec. 31, 2012		1,678,097,663
Issuance of ordinary shares for share-based compensation	849,038	$ 18	849,020
Issuance of ordinary shares for share-based compensation (in shares)		35,000,000
Share-based compensation recognized	1,573,729		1,573,729
Repurchase of ordinary shares	(10,123,821)	$ (32)	(10,123,789)
Repurchase of ordinary shares (in shares)		(78,214,600)
Warrants exercised	$ 27,820,000	$ 100	$ 32,967,232	$ (5,147,332)
Warrants exercised (in shares)	200,000,000	200,000,000
Provision for statutory reserves						$ 151,418	$ (151,418)
Other comprehensive income	$ 8,944,839				$ 8,944,839
Net income (loss)	20,661,649						$ 20,661,649
Balance at Dec. 31, 2013	332,609,502	$ 918	$ 152,052,241	$ 10,419,000	$ 55,563,102	$ 10,723,748	$ 103,850,493
Balance (in shares) at Dec. 31, 2013		1,834,883,063
Issuance of ordinary shares for share-based compensation	436,625	$ 4	436,621
Issuance of ordinary shares for share-based compensation (in shares)		7,190,000
Share-based compensation recognized	1,547,780		1,547,780
Repurchase of ordinary shares			(12,410)
Repurchase of ordinary shares	(12,410)
Warrants exercised	$ 5,940,000	$ 20	$ 8,662,980	$ (2,723,000)
Warrants exercised (in shares)	40,000,000	40,000,000
Warrants forfeited	$ (2,148,000)			$ (2,148,000)
Provision for statutory reserves						$ 743,789	$ (743,789)
Other comprehensive income	$ 1,968,126				$ 1,968,126
Dividends to shareholders ($0.002 per ordinary share)	(40,999,308)						$ (40,999,308)
Net income (loss)	22,587,921						22,587,921
Balance at Dec. 31, 2014	321,930,236	$ 942	$ 162,687,212	$ 5,548,000	$ 57,531,228	$ 11,467,537	$ 84,695,317
Balance (in shares) at Dec. 31, 2014		1,882,073,063
Issuance of ordinary shares for share-based compensation	939,882	$ 1	939,881
Issuance of ordinary shares for share-based compensation (in shares)		2,060,000
Share-based compensation recognized	$ 1,045,448		1,045,448
Warrants expired			$ 2,202,000	$ (2,202,000)
Other comprehensive income	$ 4,072,160				$ 4,072,160
Dividends to shareholders ($0.002 per ordinary share)	0
Net income (loss)	(16,226,710)						$ (16,226,710)
Balance at Dec. 31, 2015	$ 311,761,016	$ 943	$ 166,874,541	$ 3,346,000	$ 61,603,388	$ 11,467,537	$ 68,468,607
Balance (in shares) at Dec. 31, 2015		1,884,133,063